As filed with the Securities and Exchange Commission on June 9, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22824

Steben Select Multi-Strategy Fund
(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
 (Name and address of agent for service)

(240) 631-7600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2014

Item 1. Reports to Stockholders.

Annual Report for the period ending March 31, 2014

TABLE OF CONTENTS

Steben Select Multi-Strategy Fund

Page
Report of Independent Registered Public Accounting Firm	1

Financial Statements
Statement of Assets and Liabilities	2
Statement of Operations	3
Statement of Changes in Net Assets	4
Statement of Cash Flows	5
Notes to Financial Statements	6 - 13
Financial Highlights	14

Approval of Investment Management Agreement (Unaudited)	15 - 17
Trustee and Officer Information (Unaudited)	18 - 20
Additional Information (Unaudited)	21

Steben Select Multi-Strategy Master Fund

Page
Report of Independent Registered Public Accounting Firm	22

Financial Statements
Statement of Assets and Liabilities	23
Statement of Operations	24
Statement of Changes in Net Assets	25
Statement of Cash Flows	26
Schedule of Investments	27
Portfolio Fund Strategies (Unaudited)	28
Strategy Allocation Breakdown (Unaudited)	29
Notes to Financial Statements	30 - 41
Financial Highlights	42

Approval of Investment Management Agreement (Unaudited)	43 - 45
Trustee and Officer Information (Unaudited)	46 - 48
Additional Information (Unaudited)	49

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

A Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Steben Select Multi-Strategy Fund:

We have audited the accompanying statement of assets and liabilities of Steben Select Multi-Strategy Fund (the “Fund”) as of March 31, 2014, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for the period January 2, 2014 (commencement of operations) through March 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodian; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Steben Select Multi-Strategy Fund as of March 31, 2014, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the period January 2, 2014 through March 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
May 30, 2014

Steben Select Multi-Strategy Fund

Statement of Assets and Liabilities

March 31, 2014

ASSETS
Investment in Steben Select Multi-Strategy Master Fund,
at fair value (cost $695,000)	$697,153
Cash Equivalents (1)	24,928
Dividends receivable	1

Total Assets	722,082

LIABILITIES
Accrued operating services fee payable	181
Accrued servicing fee payable	150

Total Liabilities	331

NET ASSETS	$721,751

Shares outstanding
($0.01 par value; unlimited shares authorized)	70,875

Net asset value per share (net assets/shares outstanding)	$10.18

COMPONENTS OF NET ASSETS
Paid in capital	$720,019
Accumulated net investment loss	(421)
Net unrealized appreciation on investments	2,153
Net Assets	$721,751

(1) Fidelity Institutional Money Market Portfolio - Class I.

See accompanying notes to financial statements

Steben Select Multi-Strategy Fund

Statement of Operations

For the Period January 2, 2014 (Commencement of Operations)
through March 31, 2014

INVESTMENT INCOME
Dividend income	$3

EXPENSES
Operating services fee (Note 5)	231
Servicing fee (Note 5)	193

Total Expenses	424

Net Investment Loss	(421)

NET UNREALIZED GAIN ON INVESTMENTS
Change in unrealized appreciation/depreciation on investment in Steben Select
Multi-Strategy Master Fund	2,153

Net Increase in Net Assets from Operations	$1,732

See accompanying notes to financial statements

Steben Select Multi-Strategy Fund

Statement of Changes in Net Assets

For the Period January 2, 2014 (Commencement of Operations)
through March 31, 2014

FROM OPERATIONS
Net investment loss	$(421)
Change in unrealized appreciation/depreciation on investment in
Steben Select Multi-Strategy Master Fund	2,153

Net Increase in Net Assets from Operations	1,732

FROM CAPITAL TRANSACTIONS
Proceeds from sales of shares	620,019

Total Increase in Net Assets	621,751

NET ASSETS
Beginning of period	100,000

End of period	$721,751

Accumulated Net Investment Loss	$(421)

SHARE TRANSACTIONS
Shares sold	60,875

See accompanying notes to financial statements

Steben Select Multi-Strategy Fund

Statement of Cash Flows

For the Period January 2, 2014 (Commencement of Operations)
through March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$1,732
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investment in Steben Select Multi-Strategy Master Fund	(695,000)
Change in unrealized appreciation/depreciation on investment in
Steben Select Multi-Strategy Master Fund	(2,153)
Net realized loss on investments	-

Changes in operating assets and liabilities:
Dividends receivable	(1)
Accrued operating services fee payable	181
Accrued servicing fee payable	150

Net Cash Used in Operating Activities	(695,091)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of shares	620,019

Net Change in Cash and Cash Equivalents	(75,072)

CASH AND CASH EQUIVALENTS
Beginning of period	100,000

End of period	$24,928

See accompanying notes to financial statements

Steben Select Multi-Strategy Fund

Notes to Financial Statements
March 31, 2014

(1) ORGANIZATION

Steben Select Multi-Strategy Fund (the “Fund”) is a newly-formed Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company and serves as a feeder fund in a master-feeder structure. The Fund has authorized unlimited common shares of beneficial interest (“Shares”), which may be issued in more than one class or series.

The Fund’s objective is to seek capital appreciation with low long-term correlation to traditional public equity and fixed income markets. The Fund is a feeder fund that will invest substantially all of its investable assets in the Steben Select Multi-Strategy Master Fund, a Delaware statutory trust (the “Master Fund”). The Fund seeks to achieve its investment objective, through the Master Fund, principally by allocating its assets, directly or indirectly, among investment partnerships, managed funds, securities, swaps and other assets held in segregated accounts and other investment funds, which may include investment funds commonly referred to as hedge funds.

The Board of Trustees (the “Board” and each member a “Trustee”) is authorized to engage an investment adviser and it has selected Steben & Company, Inc. (the “Investment Manager”), to manage the Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Investment Manager is a Maryland corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and a swap firm, and is a member of the National Futures Association as well as with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Fund’s investment program subject to the supervision of the Board.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Shares will be sold only to persons who are “accredited investors,” as defined in Regulation D under the Securities Act of 1933, as amended, with an initial minimum investment of $25,000. Additional investments in the Fund must be made in a minimum amount of $5,000. The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the shareholders. These repurchases are made at such times and on such terms as may be determined by the Board in its sole discretion. Any shareholder that tenders Shares to the Fund in a repurchase offer that has a valuation date within the first three quarters following the original issue date of the Shares will be subject to an early withdrawal fee at a rate of 2% of the aggregate net asset value of the shareholder’s Shares repurchased by the Fund.

Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these

Steben Select Multi-Strategy Fund

Notes to Financial Statements (continued)
March 31, 2014

arrangements is unknown, as this would involve any future potential claims that may be made against the Fund.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b) VALUATION

Share Valuation

The Fund will calculate its Net Asset Value (“NAV”) as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 P.M.) on the last business day of each calendar month and such other dates as the Board may determine, including in connection with repurchase of Shares, in accordance with the procedures and policies established by the Board. The NAV of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Investment Valuation

The Fund’s investment in the Master Fund represents substantially all of the Fund’s assets.  All investments owned are carried at fair value, which is the portion of the net asset value of the Master Fund held by the Fund.

The Investment Manager’s Valuation Committee implements the valuation of the Fund’s investment in the Master Fund, including interests in the Portfolio Funds the Master Fund invests, in accordance with written policies and procedures (the “Valuation Procedures”) that the Board of the Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds. The Investment Manager’s Valuation Committee consists of members of the Board, additional officers of the Fund, and one or more representatives of the Investment Manager.

The accounting for and valuation of investments held by the Master Fund is discussed in the notes to the financial statements for the Master Fund, included elsewhere in this report.

The Fund has not maintained any positions in derivative instruments or directly engaged in hedging activities.

(c)	CASH EQUIVALENTS

The Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents. The Fund considers U.S. regulated money market funds to be cash equivalents.

Steben Select Multi-Strategy Fund

Notes to Financial Statements (continued)
March 31, 2014

(d) SECURITY TRANSACTIONS AND INVESTMENT INCOME RECOGNITION

Purchases and sales of securities in the Fund are recorded on a trade-date basis. For investments in securities interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized and unrealized gains and losses are included in the determination of income as allocated from the Master Fund based upon the Fund’s ownership interest. Realized gains or losses on the disposition of investments are accounted for based on the specific identification method.

(e) FEDERAL INCOME TAXES

The Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

The Fund has a tax year end of October 31st. The Fund’s initial tax year end will be October 31, 2014. Tax components will be disclosed as of the tax year end in future reports.

(f)	USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(g) ORGANIZATION AND OFFERING COSTS

Organizational expenses consist primarily of costs to establish the Fund and enable it to legally conduct business. Under an operating services agreement (the “Operating Services Agreement”), the Investment Manager shall pay all expenses incurred by the Fund in connection with the organization and offering of Shares of the Fund. These expenses may not be recouped by the Investment Manager.

(h)	FUND EXPENSES

Pursuant to the Operating Services Agreement with the Fund, the Investment Manager has contractually agreed to pay all of the Fund’s ordinary operating expenses so long as Steben & Company, Inc. remains the Investment Manager, including the Fund’s organizational and offering expenses but not the following Fund expenses: the Management Fee, the Distribution and Servicing Fees, borrowing costs, interest expenses, brokerage commissions and other transaction and investment-related costs, portfolio fund and portfolio fund manager fees and expenses, taxes and governmental fees, acquired fund fees and expenses, shareholder servicing fees, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Operating Services Agreement may be terminated at any time by the Board or upon 60 days written notice by the Fund or the Investment Manager. See Note 5 – Related Party Transactions.

Steben Select Multi-Strategy Fund

Notes to Financial Statements (continued)
March 31, 2014

U.S. Bancorp Fund Services, LLC provides accounting, administrative and transfer agency services to the Fund. U.S. Bank, N.A. provides custodian services to the Fund.

(i) SHAREHOLDER ACCOUNTS

Issuance of Shares

All purchases accepted by the Fund are accepted at the end of the month, and the NAV of Shares is determined as of the close of business on the last day of that month. Purchases accepted by the Fund become effective as of the opening of business on the first calendar day of the month based on the previous month-end NAV of the Fund Shares.

Prior to the end of each month, the Fund receives Shareholder contributions with an effective subscription date of the first day of the following month. The Fund, in turn, makes contributions to the Master Fund, which has effective subscription dates of the first day of the following month.  These amounts are reported as "Subscriptions received in advance" and "Investments made in advance", respectively.

Repurchase of Shares

No Shareholder will have the right to require the Fund to redeem his, her or its Shares (or any portion thereof). The Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. These repurchases are made at such times and on such terms as may be determined by the Board from time to time in its sole discretion.  With respect to any future repurchase offer, Shareholders tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 75 days prior to the date that the Shares to be repurchased are valued by the Fund (the “Valuation Date”). The Fund may elect to repurchase less than the full amount that a Shareholder requests to be repurchased. If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Fund may repurchase a pro rata portion of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law. In addition, the Fund has the right to repurchase Shares of Shareholders if the Fund determines that the repurchase is in the best interest of the Fund or upon the occurrence of certain events specified in the Fund’s Declaration of Trust.

(j)	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends will generally be paid at least annually on the Fund’s Shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Portfolio Funds in whose securities the Master Fund invests will not pay any dividends, and this, together with the Fund’s expenses, means that there can be no assurance the Fund will have substantial income or pay dividends.

It is anticipated that any gains or appreciation in the Fund’s investments will be treated as ordinary income or long term capital gains. Such amounts will generally be distributed at least annually and such distributions would be taxed as ordinary income dividends or long term capital gains to Shareholders that are subject to tax.

Steben Select Multi-Strategy Fund

Notes to Financial Statements (continued)
March 31, 2014

It is anticipated that substantially all of any taxable net capital gain realized on investments will be paid to Shareholders at least annually. The NAV per share (or portion thereof) that a Shareholder owns will be reduced by the amount of the distributions or dividends that the Shareholder actually or constructively receives from that share (or portion thereof).

Pursuant to a dividend reinvestment plan established by the Fund (the “Dividend Reinvestment Plan”), each Shareholder will automatically be a participant under the Dividend Reinvestment Plan and have all income distributions, whether dividend distributions and/or capital gains distributions, automatically reinvested in additional Shares. Election not to participate in the Dividend Reinvestment Plan and to receive all income distributions, whether dividend distributions or capital gain distributions, in cash may be made by notice to a Shareholder’s intermediary (who should be directed to inform the Fund). A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an Intermediary) must contact the nominee regarding its status under the Dividend Reinvestment Plan, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the Dividend Reinvestment Plan will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the Dividend Reinvestment Plan.

Shares will be issued pursuant to the dividend reinvestment plan at their NAV determined on the next valuation date following the record date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request must be received by the Fund before the record date to be effective for that dividend or capital gain distribution. The Fund may terminate the Dividend Reinvestment Plan at any time upon written notice to the participants in the Dividend Reinvestment Plan. The Fund may amend the Dividend Reinvestment Plan at any time upon 30 day’s written notice to the participants. Any expenses of the Dividend Reinvestment Plan will be borne by the Fund.

The Fund made no distributions since the commencement of operations on January 2, 2014 through March 31, 2014.

(3)	INVESTMENTS

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Steben Select Multi-Strategy Fund

Notes to Financial Statements (continued)
March 31, 2014

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly or investments that can be fully redeemed at the NAV in the “near term”. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

For the period ended March 31, 2014, the Fund’s investments consisted primarily of an investment in the Master Fund.  The fair value hierarchy of the Master Fund’s investments is disclosed in the notes to the Master Fund’s financial statements, included elsewhere in this report.

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at March 31, 2014.

Description	(Level 1)	(Level 2)	(Level 3)	Total

Investment in Steben Select
Multi-Strategy Master Fund	$-	$697,153	$-	$697,153

Cash Equivalents
Money Market Fund	24,928	-	-	24,928
Total Investment in Steben Select
Multi-Stategy Master Fund and
Cash Equivalents	$24,928	$697,153	$-	$722,081

The Fund discloses transfers between levels based on valuations at the end of the reporting period.  From January 2, 2014 (commencement of operations) to March 31, 2014, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods.

Steben Select Multi-Strategy Fund

Notes to Financial Statements (continued)
March 31, 2014

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11. ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards Codification.

The Fund is not required to disclose the applicable requirements of this accounting standard in its Notes to Financial Statements due to not directly investing in derivatives and other financial instruments. As such, no additional disclosures have been made on behalf of the Fund.

(4) CONCENTRATION, LIQUIDITY AND OFF-BALANCE SHEET RISK

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in actively traded securities, illiquid securities, derivatives and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks.  The Master Fund’s concentration and liquidity risks are discussed in the notes to the Master Fund’s financial statements which are attached elsewhere in this report.  In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts.   The Master Fund’s off-balance sheet risk in these financial instruments is discussed in the notes to the Master Fund’s financial statements which are attached elsewhere in this report.

(5) RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

Under the terms of the Investment Management Agreement between the Investment Manager and the Master Fund, the Investment Manager is entitled to receive a management fee at an annualized rate, based on the month-end net assets of the Master Fund of 1.25%, accrued and payable monthly.  So long as the Fund invests all of its investable assets in the Master Fund, the Fund will not directly pay the Investment Manager a management fee.  The Master Fund’s management fees accrued during the period ended March 31, 2014 are discussed in the notes to the Master Fund’s financial statements which are attached elsewhere in this report.

Steben Select Multi-Strategy Fund

Notes to Financial Statements (continued)
March 31, 2014

(b) OPERATING SERVICES FEE

The Fund pays to the Investment Manager, as compensation for the services provided by the Investment Manager and its agents under the Operating Services Agreement, an annualized fee of 0.30%, which is paid monthly, based on the month-end net assets of the Fund.  Since the commencement of operations on January 2, 2014 through March 31, 2014, the Fund incurred $231 in operating service fees.

(c)	SERVICING FEES

The Fund pays a servicing fee to the Investment Manager equal to 0.25% (on an annualized basis) of the Fund’s average month-end net assets and is payable monthly in consideration for investor services and administrative assistance. Since the commencement of operations on January 2, 2014 through March 31, 2014, the Fund incurred $193 in servicing fees.

(6) INVESTMENT TRANSACTIONS

Since the commencement of operations on January 2, 2014 through March 31, 2014, the Fund’s assets were invested in the Master Fund and the Fund made aggregate purchases of $695,000 and aggregate sales of $0 in the Master Fund.

(7) SUBSEQUENT EVENTS

The Fund offered to repurchase Shares in an amount up to 20% of the net assets of the Fund, calculated as of June 30, 2014 (the “Repurchase Valuation Date”), and each Share tendered for repurchase will be purchased at the net asset value per Share calculated on that date.  Shareholders desiring to tender Shares for repurchase had to do so by 12:00 midnight, Eastern Time on April 28, 2014 (the “Notice Date”).  Shareholders had the right to change their minds and withdraw any tenders of their Shares until 12:00 midnight, Eastern Time on April 28, 2014 (the “Expiration Date”).  If the Fund accepts the tender of the Shareholder’s Shares, the Fund will make payment for the Shares it repurchases within 30 days of the Repurchase Valuation Date.

The Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to March 31, 2014 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Steben Select Multi-Strategy Fund

Financial Highlights

	For the Period
	January 2, 2014
(Commencement of Operations)
	through
	March 31, 2014

PER SHARE OPERATING PERFORMANCE
Net Asset Value, beginning of period	$10.00

Income (loss) from investment operations:
Net Investment Loss	(0.01	) (1)(5)
Net Realized and Unrealized Gain on Investments	0.19
Total From Investment Operations	0.18

Net Asset Value, end of period	$10.18

TOTAL RETURN	1.83	% (6)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$722

Portfolio Turnover	0.00	% (3)(6)

Ratio of Net Investment Loss to Average Net Assets	(0.55	)% (2)(7)

Ratio of Expenses to Average Net Assets	0.55	% (2)(4)(7)

(1) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(2) Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period.

(3) Portfolio turnover represents the Master Fund's portfolio turnover for the period from August 1, 2013 through March 31, 2014. The portfolio turnover for the period January 2, 2014 through
March 31, 2014 was also 0.00%.

(4) The ratio of expenses to average net assets does not include expenses of the Master Fund.

(5) Due to the timing of capital share transactions, the per share amount of loss from investment operations varies from amounts shown in the statement of operations.

(6) Not Annualized.

(7) Annualized.

See accompanying notes to financial statements

Approval of Investment Management Agreement (Unaudited)

Overview  |  At an organizational meeting held on July 18, 2013, the Board of Trustees for the Steben Select Multi-Strategy Master Fund (“Master Fund”), including its independent Trustees, approved the investment management agreement (the “Agreement”) between the Master Fund and Steben & Company, Inc. (“Investment Manager” or “Steben”).

In preparation for review of the Agreement, the Board requested the Investment Manager provide substantial and detailed information which the Board determined to be reasonably necessary to evaluate the Agreement.  The Investment Manager provided information relevant to the approval of the Agreement, including: (1) the nature and extent of the advisory and other services to be provided to the Master Fund by Steben; (2) Steben’s experience and personnel; (3) Steben’s financial condition; (4) information regarding the underlying Portfolio Funds, including their past performance; (5) the proposed advisory fee rates for the Master Fund; (6) benefits to be realized by Steben; and (7) the estimated profits and losses to Steben under the Agreement.  The Board also received a presentation by the proposed portfolio management and research and due diligence teams addressing Steben’s investment philosophies, investment strategies, personnel and operations as they relate to the Master Fund.

The Trustees used this information, as well as other information that the Investment Manager and other service providers submitted to the Board, to help them decide whether to approve the Agreement. The Board posed questions to various management personnel of Steben regarding certain key aspects of the materials submitted in support of the approval of the Agreement. The Board also received a detailed memorandum from K&L Gates, counsel to the independent Trustees, regarding the responsibilities of the Board members in connection with their consideration of the Agreement.

With respect to the approval of the Agreement, the Board considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Master Fund, including, but not limited to: (1) the nature, extent and quality of services to be provided to the Master Fund; (2) the investment performance of the underlying Portfolio Funds; (3) the costs of the services to be provided to the Master Fund and the expected profits and losses to be realized by Steben from its relationship with the Master Fund; (4) the extent to which economies of scale will be realized as the Master Fund grows; (5) whether the level of fee rates reflects those economies of scale for the benefit of Master Fund investors; (6) comparisons of services and fees with contracts entered into by Steben with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by Steben from its relationship with the Master Fund.

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Agreement and the fees provided therein with respect to the Master Fund should be approved. The Board was advised by independent legal counsel with respect to its deliberations regarding the approval of the Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Agreement. The determination to approve the Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Extent and Quality of Advisory Services  |  The Board reviewed Steben’s investment strategies for the Master Fund. The Board considered that Steben will be responsible for making investment decisions on behalf of the Master Fund and noted Steben’s robust due diligence process and team to evaluate underlying Portfolio Funds.  In this connection, the Board considered information regarding the background and experience of key investment personnel; Steben’s focus on complex asset categories; Steben’s experience as a sponsor of multi-manager alternative investment products; the depth and experience Steben personnel have in investment and operational due diligence; Steben’s investment process, analysis and monitoring of the underlying Portfolio Funds; the Investment Manager’s significant compliance and tax reporting effort; and Steben’s oversight of sales.  The Board also considered financial information regarding Steben.

The Board considered that Steben will be responsible for oversight of compliance with the Master Fund’s policies and objectives, oversight of the Master Fund’s compliance with applicable law, and implementation of Board directives as they relate to the Master Fund.  The Board noted that Steben would oversee and interact with the Master Fund’s service providers.

The Board concluded that the nature, extent and quality of the management and advisory service to be provided were appropriate and thus supported a decision to approve the Agreement.

Investment Performance  |  With respect to the Master Fund, the Board considered the performance of each of the intended initial underlying Portfolio Funds and various indices.  On the basis of the Board’s assessment, the Board concluded that the Investment Manager was capable of generating a level of investment performance that is appropriate in light of the Master Fund’s investment objectives, policies and strategies.

Costs of Advisory Services and Level of Profitability  |  The Board considered the proposed advisory fee rate payable by the Master Fund to Steben under the Agreement, comparisons to the advisory fee rates of comparable funds, comparisons to the fee rate Steben receives on its pooled funds, the projected expense ratio of the Master Fund and the expense ratio of comparable funds.  In addition, the Board noted the proposed operating agreement between the Master Fund and Steben would serve as a contractual expense limitation.

The Board evaluated the Investment Manager’s projected costs, profits and losses in providing services to the Master Fund.  The Board noted that Steben projected losses relating to the services it will provide to the Master Fund.  In analyzing the cost of services and profitability of the Investment Manager, the Board considered the potential revenues earned and expenses, noting that the analysis necessarily was based on estimates and projections of Master Fund asset accumulation, and that the Board would be able to make a much more complete assessment following the commencement of actual operations following the initial two-year period of the Agreement.  The Board took into account the significant investment by and cost to the Investment Manager regarding service infrastructure to support the Master Fund and its investors.

On the basis of the Board’s review of the fees to be charged by the Investment Manager for investment advisory and related services, the relatively unique, and highly specialized nature of the Master Fund’s investment program, the Investment Manager’s financial information, and the estimated costs associated with managing the Master Fund, the Board concluded that the level of investment management fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on expenses established by an operating services agreement.

Economies of Scale  |  While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees are reasonable, reflect the Master Fund’s complex operations, and that the Master Fund is initially organized and starting up operations. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund have achieved economies of scale, as well as the appropriateness of management fees payable to the Investment Manager, in the future.

Benefits  |  In evaluating compensation, the Board considered other benefits that may be realized by the Investment Manager from its relationship with the Master Fund.  In this connection, the Board noted, among other things, that Steben will receive compensation through an operating services agreement and pay all of the Master Fund’s operating expenses.  The Board noted that the Investment manager would not realize “soft dollar” benefits from its relationship with the Master Fund.  The Board concluded that other benefits derived by the Investment Manager from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and its investors, and are consistent with industry practice and the best interests of the Master Fund and its shareholders.

Other Considerations  |  The Board determined that the Investment Manager has made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its shareholders.

Trustee and Officer Information (Unaudited)

The Fund’s operations are managed under the direction and oversight of the Fund’s Board.  Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board.  The Board appoints officers of the Fund who are responsible for the Fund’s and day-to-day business decisions based on policies set by the Board.  Biographical information for the current Trustees and Officers, including age, principal occupations for the past five years, the length of time served as Trustee, the number of portfolios overseen in the complex of funds advised by the Investment Manager (“SCI Advised Funds”) and any public Director/ Trusteeships is set forth below.  The Statement of Additional Information includes additional information about Trustees and Officers and is available, without charge by visiting www.steben.com.

Independent Trustees*

Name and Age	Position(s) with Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in SCI Advised Fund Complex Overseen by Trustee	Other Directorships During the Past 5 Years
George W. Morriss# Age: 66	Trustee (Since 2013)	Adjunct Professor, Columbia University School of International and Public Affairs, since October 2012; formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), from 1991 to 2001.	3

Trustee of Neuberger & Berman Funds complex (which consists of 55 funds), since 2007; formerly, Manager, Larch Lane Multi-Strategy Fund complex (which consisted of three funds), 2006 to 2011; formerly, Member, NASDAQ Issuers’ Affairs Committee, 1995 to 2003; Steben Alternative Investment Funds (Investment Company), (one fund).

Name and Age	Position(s) with Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in SCI Advised Fund Complex Overseen by Trustee	Other Directorships During the Past 5 Years
Mark E. Schwartz# Age: 66	Trustee (Since 2013)	President, TriCapital Advisors, Inc., since 2006.	3	Steben Alternative Investment Funds (Investment Company) (one fund).
Interested Trustees*
Kenneth E. Steben** Age: 59	Trustee and Chief Executive Officer (Since 2013)	President and Chief Executive Officer since 1989 of Steben & Company, Inc.	3	Steben Alternative Investment Funds (Investment Company) (one fund).

*  There is no stated term of office for the Fund’s Trustees.  Each Trustee serves until his or her successor is elected and qualifies or until his or her death, resignation, or removal as provided in the Declaration of Trust, Bylaws or by statute.

**  Mr. Steben is an “interested person”, as defined in the Investment Company Act, due to his position as President and Chief Executive Officer of the Investment Manager.

#  Member of the Audit Committee and the Governance and Nominating Committee.

Officers of the Fund Who Are Not Trustees

Name and Age	Position(s) with the Fund	Principal Occupation(s) During the Past 5 Years
Francine J. Rosenberger Age: 46	Chief Compliance Officer (“CCO”) and Secretary (Since 2013)	General Counsel, SCI, since January 2013; Partner, K&L Gates LLP (law firm) from 2003 to January 2013.
Carl Serger Age: 54	Chief Financial Officer (Since 2013)

Chief Financial Officer, SCI, since December 2009; Senior VP, CFO and COO, Peracon, Inc. (electronic transactions platform) from 2007 to 2009; Independent Consultant in 2007; Senior VP and CFO, Ebix (software company) from 2006 to 2007; CFO, Senior VP and Treasurer, Finetre Corporation (financial technology platform company) from 1999 to 2006.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information on how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 after commencement of operations will be available on Form N-PX without charge by calling 1-800-726-3400, or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Steben Select Multi-Strategy Master Fund

Financial Statements

March 31, 2014

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Steben Select Multi-Strategy Master Fund:

We have audited the accompanying statement of assets and liabilities of Steben Select Multi-Strategy Master Fund (the “Master Fund”), including the schedule of investments, as of March 31, 2014, and the related statements of operations, cash flows, and changes in net assets, and the financial highlights for the period August 1, 2013 (commencement of operations) through March 31, 2014. These financial statements and financial highlights are the responsibility of the Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with custodian and investees; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Steben Select Multi-Strategy Master Fund as of March 31, 2014, the results of its operations and its cash flows, the changes in its net assets, and the financial highlights for the period August 1, 2013 through March 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
May 30, 2014

Steben Select Multi-Strategy Master Fund

Statement of Assets and Liabilities

March 31, 2014

ASSETS
Investments in Portfolio Funds, at fair value (cost $30,100,000)	$32,039,000
Cash Equivalents	158,542
Investments made in advance	1,000,000
Dividends receivable	8

Total Assets	33,197,550

LIABILITIES
Management fees payable	33,535
Accrued operating services fee payable	4,025
Subscriptions received in advance	1,000,000

Total Liabilities	1,037,560

NET ASSETS	$32,159,990

Shares outstanding
($0.01 par value; unlimited shares authorized)	2,979,129

Net asset value per share (net assets/shares outstanding)	$10.80

COMPONENTS OF NET ASSETS
Paid in capital	$30,731,422
Accumulated net investment loss	(510,432)
Net unrealized appreciation on investments	1,939,000
Net Assets	$32,159,990

See accompanying notes to financial statements

Steben Select Multi-Strategy Master Fund

Statement of Operations

For the Period August 1, 2013 (Commencement of Operations)
through March 31, 2014

INVESTMENT INCOME
Dividend income	$62

EXPENSES
Management fees (Note 6)	155,419
Operating services fee (Note 6)	18,653

Total Expenses	174,072

Net Investment Loss	(174,010)

NET UNREALIZED GAIN (LOSS) ON INVESTMENTS
Change in unrealized appreciation/depreciation on investments	1,939,000

Net Increase in Net Assets from Operations	$1,764,990

See accompanying notes to financial statements

Steben Select Multi-Strategy Master Fund

Statement of Changes in Net Assets

For the Period August 1, 2013 (Commencement of Operations)
through March 31, 2014

FROM OPERATIONS
Net investment loss	$(174,010)
Change in unrealized appreciation/depreciation on investments	1,939,000

Net Increase in Net Assets from Operations	1,764,990

FROM DISTRIBUTIONS
Net investment income	(336,422)

FROM CAPITAL TRANSACTIONS
Proceeds from sales of shares	30,295,000
Proceeds from reinvestment of distribution	336,422

Change in Net Assets from Capital Transactions	30,631,422

Total Increase in Net Assets	32,059,990

NET ASSETS
Beginning of period	100,000

End of period	$32,159,990

Accumulated Net Investment Loss	$(510,432)

SHARE TRANSACTIONS
Shares sold	2,937,318
Shares reinvested	31,811
Total share transactions	2,969,129

See accompanying notes to financial statements

Steben Select Multi-Strategy Master Fund

Statement of Cash Flows

For the Period August 1, 2013 (Commencement of Operations)
through March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets from operations	$1,764,990
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(30,100,000)
Change in unrealized appreciation/depreciation on investments	(1,939,000)

Changes in operating assets and liabilities:
Investments made in advance	(1,000,000)
Dividends receivable	(8)
Management fees payable	33,535
Accrued operating services fee payable	4,025

Net Cash Used in Operating Activities	(31,236,458)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of shares	30,295,000
Distributions paid to shareholders	(336,422)
Proceeds from reinvestment of distribution	336,422
Subscriptions received in advance	1,000,000
Net Cash provided by Financing Activities	31,295,000

Net Change in Cash and Cash Equivalents	58,542

CASH AND CASH EQUIVALENTS
Beginning of period	100,000

End of period	$158,542

See accompanying notes to financial statements

Steben Select Multi-Strategy Master Fund

Schedule of Investments

March 31, 2014

				Redemptions
	Percentage of				Notice Period
Investments in Portfolio Funds(1):	Net Assets	Cost	Fair Value	Frequency	Number of Days

Equity Long/Short Strategy:
The Collectors' Fund LP	9.74%	$3,000,000	$3,133,340	Quarterly	45
Marshall Wace Eureka Fund Class B2	12.72	4,000,000	4,091,137	Monthly	30
Visium Global Fund, LP	12.88	4,000,000	4,140,817	Monthly	30
	35.34	11,000,000	11,365,294

Equity Market-Neutral Strategy:
Voloridge Trading Fund LP	18.06	5,000,000	5,806,947	Monthly	5

Fixed-Income Relative Value Strategy:
The Obsidian (Offshore) Fund - Class V Series	15.31	4,600,000	4,924,655	Monthly	60

Global Macro Strategy:
AHL (Cayman) SPC, Class A1 Evolution USD	11.44	3,500,000	3,679,658	Monthly	5
Graham Absolute Return Ltd.	9.32	3,000,000	2,994,956	Quarterly	30
	20.76	6,500,000	6,674,614

Multi-Strategy:
Stratus Feeder Ltd. C USD 1.5 Leverage	10.16	3,000,000	3,267,490	Monthly	60

Total Investments in Portfolio Funds:	99.63	30,100,000	32,039,000

Cash Equivalents:
Money Market Fund:
Fidelity Institutional Money Market Portfolio - Class I, 0.05%(2)(3)	0.49	158,542	158,542

Total Investments in Portfolio Funds and Cash Equivalents	100.12%	$30,258,542	$32,197,542

(1) All Portfolio Funds are non-income producing.
(2) 7-Day Yield.
(3) Income Producing.

See accompanying notes to financial statements

Steben Select Multi-Strategy Master Fund

Portfolio Fund Strategies (Unaudited)

March 31, 2014

Equity Long/Short.  Portfolio Funds employing a long/short equity strategy seek to profit from stock selection, based primarily on fundamental or quantitative company analysis. Such Portfolio Fund Managers buy stocks they believe to be underpriced in the expectation that they will increase in value (called “going long”) and sell short stocks they believe to be overpriced in the expectation that they will decrease in value (called “going short”). A Portfolio Fund’s net market exposure (that is the value of the allocation to long positions minus that to short positions) may be net long (with a larger allocation to long than short positions), balanced or net short. Portfolio Fund Managers have the flexibility to set and adjust this net market exposure based on their preferred investment style, their bullishness or bearishness on the broad direction of equity indices, as well as the attractiveness of the investment opportunity set. It is common for long/short equity portfolios to be net long much of the time, but the size of this net long exposure will typically be lower than that of a traditional long-only equity fund. In cases where a Portfolio Fund Manager has a high degree of conviction in a long or short position, the Portfolio Fund’s allocation to that stock may be more concentrated than is typical in a traditional long-only equity fund. Portfolio Funds may have a broad global mandate (including developed and emerging markets), or they may specialize in stocks in a particular geographic area, industry, or market capitalization segment. Portfolio Fund Managers can use leverage to amplify potential gains and losses.

Equity Market-Neutral. Equity market-neutral strategies seek to profit from forecasting the relative performance of individual stocks against other comparable peer stocks, while taking little net market exposure. Portfolio Fund Managers typically use sophisticated quantitative trading models to implement their strategies. They buy stocks that their models forecast will outperform peer stocks and sell short those that are expected to underperform. The accuracy of these model forecasts for any single given stock tends to be low, so Portfolio Fund Managers generally build diversified portfolios of hundreds of stocks or more in an attempt to improve the aggregate predictive success of the strategy. Portfolio Funds are constructed to be close to market-neutral either on a dollar basis (meaning the total value of long positions is roughly equal to the short positions) or on a beta basis (meaning the sensitivity of the long positions to a move in the broad stock index is roughly equal in size to the sensitivity of the short positions). This means that relative price movements among stocks, rather than movements in the broad stock market index, will usually drive strategy returns. Portfolio Fund Managers also may choose to balance evenly their long and short portfolio exposure to other risk or style factors such as market capitalization, geography and sector exposure. Significant leverage may be applied to increase potential gains and losses.

Fixed-Income Relative Value. These strategies attempt to take advantage of pricing inefficiencies between similar or related fixed-income  instruments. To execute this strategy, a Portfolio Fund Manager typically will invest in undervalued or higher yielding fixed-income instruments, while seeking to hedge some types of risk, such as interest rate risk, with offsetting short positions in lower yielding, fairly valued or overvalued instruments with similar characteristics. Mispricing in related fixed-income instruments can arise for microeconomic reasons, such as an imbalance in supply and demand for certain issues, or for macroeconomic reasons, such as central bank policy. Portfolio Funds have the potential to profit from a positive yield differential between a long position and its short hedge, as well as from any favorable price appreciation of the undervalued long position relative to the short position. The universe of fixed-income instruments is broad, is not limited to any range of maturity, and includes U.S. and foreign sovereign debt securities, mortgage-backed securities, asset-backed securities, corporate credit as well as related derivatives in all of these sectors. Such securities may be investment grade, below investment grade (commonly known as "junk bonds") and distressed. The use of derivatives such as swaps, futures and options is extensive. Significant leverage may be used to increase potential profits and losses.

Global Macro. Global macro strategies seek to generate returns by identifying mispriced assets around the world, using macroeconomic analysis. These Portfolio Funds have a broad authority to invest long or short across geographies, including both developed and emerging markets, as well as across asset classes, including equities, fixed-income, credit, currencies, physical commodities and derivatives of all of these. Some Portfolio Fund Managers may however choose to participate in only a subset of these markets based on their experience and expertise. Portfolio Fund Managers may analyze economic data, fiscal and monetary policy, asset valuations, price trends and other factors in determining their investment view. Portfolio Fund positions can be “directional” or “relative value”. Directional trades involve long or short positions that seek to participate in the absolute rise or fall in prices of individual markets. For example, a short position in gold futures would profit from an absolute decline in gold prices. In contrast, a relative value trade seeks to participate in the relative outperformance of one asset against another through a long position in one asset paired against a short position in another. For example, a position in 10-Year U.S. Treasury Notes and a short position in 10-Year Japanese Government Bonds would profit from the relative outperformance of U.S. against Japanese bonds. Global macro strategies may use significant leverage, especially in relative value positions. Such leverage may not be financial leverage involving borrowed money, but rather may be economic leverage that is implicit in derivative instruments.

Multi-Strategy. The Master Fund also may invest in Portfolio Funds that pursue two or more of the strategies listed above as well as others. Indeed, many Portfolio Funds will have exposure to more than one Portfolio Fund strategy or may have characteristics of more than one Portfolio Fund strategy. Accordingly, there is a wide degree of discretion in how a particular Portfolio Fund is categorized or in how its capital is allocated among Portfolio Fund strategies in reports compiled by the Investment Manager. Decisions on how to most appropriately characterize a Portfolio Fund are made by the Investment Manager in its sole discretion.

Steben Select Multi-Strategy Master Fund

Strategy Allocation Breakdown (Unaudited)
(as a % of total investments)
March 31, 2014

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements
March 31, 2014

(1)	ORGANIZATION

Steben Select Multi-Strategy Master Fund (the “Master Fund”) is a newly-formed Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified closed-end management investment company and serves as a master fund in a master-feeder structure.  Steben Select Multi-Strategy Fund serves as a feeder fund in the master-feeder structure. The Master Fund has authorized unlimited common shares of beneficial interest (“Shares”), which may be issued in more than one class or series. Shares in the Master Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of, and/or Regulation D under the Securities Act of 1933 (“Securities Act”). Investments in the Master Fund generally may be made only by U.S. and foreign investment companies or other investment vehicles that include persons who are “accredited investors” (“Shareholders”), as defined in Regulation D under the Securities Act.

The Master Fund’s investment objective is to seek capital appreciation with low long-term correlation to traditional public equity and fixed income markets. The Master Fund is a “fund of funds” and seeks to achieve its investment objective, primarily by allocating its assets, directly or indirectly, among investment partnerships, managed funds, securities, swaps and other assets held in segregated accounts and other investment funds, which may include investment funds commonly referred to as hedge funds, (collectively, “Portfolio Funds”) that are managed by third-party investment managers (“Portfolio Fund Managers”) that employ a variety of alternative investment strategies.

The Board of Trustees (the “Board” and each member a “Trustee”) is authorized to engage an investment adviser and it has selected Steben & Company, Inc. (the “Investment Manager”), to manage and oversee the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Investment Manager is a Maryland corporation that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is registered with the Commodity Futures Trading Commission (the “CFTC”) as a commodity pool operator and a swap firm, and is a member of the National Futures Association as well as with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The Master Fund is an investment company and

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	VALUATION

Share Valuation

The Master Fund will calculate its Net Asset Value (“NAV”) as of the close of regular trading on the New York Stock Exchange (ordinarily 4:00 P.M.) on the last business day of each calendar month and such other dates as the Board may determine, including in connection with repurchase of Shares, in accordance with the procedures and policies established by the Board. The NAV of the Master Fund will equal the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses.

Investment Valuation

The Investment Manager’s Valuation Committee implements the valuation of the Master Fund’s investments, including interests in the Portfolio Funds, in accordance with written policies and procedures (the “Valuation Procedures”) that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Portfolio Funds. The Investment Manager’s Valuation Committee consists of members of the Board, additional officers of the Master Fund, and one or more representatives of the Investment Manager.

Investments are carried at fair value. As a general matter, the fair value of the Master Fund’s investment in a Portfolio Fund represents the amount that the Master Fund can reasonably expect to receive if the Master Fund’s investment was sold at its reported NAV. Determination of fair value involves subjective judgment and amounts ultimately realized may vary from estimated values. The fair value of the Portfolio Funds has been estimated using the NAV as reported by the Portfolio Fund Managers of the respective Portfolio Funds. FASB guidance provides for the use of NAV as a “Practical Expedient” for estimating fair value of the Portfolio Funds. NAV reported by each Portfolio Fund is used as a practical expedient to estimate the fair value of the Master Fund’s interest therein and their classification within Level 2 or 3 is based on the Master Fund’s ability to redeem its interest in the near term and liquidate the underlying portfolios.

Certain securities and other financial instruments in which the Portfolio Funds invest may not have readily ascertainable market prices and will be valued by the Portfolio Fund Managers. Such valuations generally will be conclusive with respect to the Master Fund, even though a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value will impact the Portfolio Fund Manager’s compensation. Generally, neither the Investment Manager nor the Board will be able to confirm independently the accuracy of the valuations made by the Portfolio Fund Managers. The net asset values or other valuation information received by the Investment Manager from the Portfolio Funds will typically be estimates only, subject to revision through the end of each Portfolio Fund’s annual audit. The valuations reported by the Portfolio Fund Managers, upon which the Master Fund will calculate its NAV, may be subject to later adjustment based on information reasonably available at that time. To the extent that subsequently adjusted valuations or revisions to Portfolio Fund net asset values adversely affect the Master Fund’s NAV, the outstanding Shares of the Master Fund will be adversely affected by prior repurchases to the benefit of Shareholders who previously had Shares repurchased at a NAV per share higher than the adjusted amount. Conversely, any increases in the net asset value resulting from such subsequently adjusted valuations will be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had Shares repurchased at a NAV per share lower than the adjusted amount.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

Under the Valuation Procedures, if the Master Fund, acting reasonably and in good faith, determines that a Portfolio Fund Manager cannot provide valuation of a Portfolio Fund or if the Master Fund determines that the valuation provided by a Portfolio Fund Manager does not represent the fair value of the Master Fund’s interest in a Portfolio Fund, the Master Fund may utilize any other reasonable valuation methodology to determine the fair value of the Portfolio Fund. Although redemptions of interests in Portfolio Funds normally are subject to advance notice requirements, Portfolio Funds typically will make available NAV information to holders representing the price at which, even in the absence of redemption activity, the Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. In the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported by the Portfolio Fund, or whether to adjust such value to reflect a premium or discount to such NAV.

In making a fair value determination, the Master Fund will consider all appropriate information reasonably available to it at the time and that the Investment Manager believes to be reliable. The Master Fund may consider factors such as, among others: (i) the price at which recent purchases for or redemptions of the Portfolio Fund’s interests were effected; (ii) information provided to the Master Fund by a Portfolio Fund Manager, or the failure to provide such information as the Portfolio Fund Manager agreed to provide in the Portfolio Fund’s offering materials or other agreements with the Master Fund; (iii) relevant news and other sources; and (iv) market events. In addition, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent subscriptions for Portfolio Fund interests, the Master Fund may determine that it is appropriate to apply a discount to the NAV reported by the Portfolio Fund. The Board reviews all valuation adjustments, which would be undertaken pursuant to the Board-approved policy and procedures.

To the extent that the Investment Manager invests the assets of the Master Fund in securities or other instruments that are not investments in Portfolio Funds (e.g., directly or through separate accounts), the Master Fund will generally value such assets as described below. Securities traded: (1) on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price; and (2) on the NASDAQ Stock Market will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined. Securities traded on the NASDAQ Stock Market for which the NOCP is not available will be valued at the mean between the closing bid and asked prices in this market. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and such valuations translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Master Fund’s NAV that would materially affect the value of the security, the value of such security will be adjusted to its fair value. Except as specified above, the value of a security, derivative, or synthetic security that is not actively traded on an exchange shall be determined by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or combinations of these. The Investment Manager’s Valuation Committee will monitor the value assigned to each security by the pricing service to determine if it believes the value assigned to a security is correct. If the Investment Manager’s Valuation Committee believes that the value received from the pricing service is incorrect, then the value of the security will be its fair value as determined in accordance with the Valuation Procedures.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

(c)	CFTC REGULATION

On August 13, 2013, the CFTC adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to registered investment companies that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds.

In July 2013, the Investment Manager claimed no-action relief from the CFTC registration with respect to its operation of the Master Fund. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of March 31, 2014, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(d)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents. The Master Fund considers U.S. regulated money market funds to be cash equivalents.

(e)	SECURITY TRANSACTIONS AND INVESTMENT INCOME RECOGNITION

Purchases and sales of securities are recorded on a trade-date basis. For investments in securities interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date. Realized gains or losses on the disposition of investments are accounted for based on the specific identification method. Investments that are held by the Master Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

(f)	FEDERAL INCOME TAXES

The Master Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Master Fund has a tax year end of October 31st.

The Master Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Master Fund’s financial statements. The Master Fund’s Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of October 31, 2013, the tax cost of securities and components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal
income tax purposes	$6,267,031
Gross tax unrealized appreciation	112,959
Gross tax unrealized depreciation	(16,087)
Net tax unrealized appreciation	96,872
Undistributed ordinary income	48,719
Total distributable earnings	$145,591

At October 31, 2013, the Master Fund had no capital loss carry forwards.

Under current law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as “qualified late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year.

The Master Fund had no deferred losses at October 31, 2013.

The Master Fund made no distributions since the commencement of operations on August 1, 2013 through October 31, 2013.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

(g)	USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(h)	ORGANIZATION AND OFFERING COSTS

Organizational expenses consist primarily of costs to establish the Master Fund and enable it to legally conduct business. Under an operating services agreement (the “Operating Services Agreement”), the Investment Manager shall pay all expenses incurred by the Master Fund in connection with the organization and offering of Shares of the Master Fund. These expenses may not be recouped by the Investment Manager.

(i)	FUND EXPENSES

Pursuant to the Operating Services Agreement with the Master Fund, the Investment Manager has contractually agreed to pay all of the Master Fund’s ordinary operating expenses so long as Steben & Company, Inc. remains the Investment Manager, including the Master Fund’s organizational and offering expenses but not the following Master Fund expenses: the Management Fee, borrowing costs, interest expenses, brokerage commissions and other transaction and investment-related costs, portfolio fund and portfolio fund manager fees and expenses, taxes and governmental fees, acquired fund fees and expenses, shareholder servicing fees, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business. The Operating Services Agreement may be terminated at any time by the Board or upon 60 days written notice by the Master Fund or the Investment Manager. See Note 6 – Related Party Transactions.

U.S. Bancorp Fund Services, LLC provides accounting, administrative and transfer agency services to the Master Fund. U.S. Bank, N.A. provides custodian services to the Master Fund.

(j)	SHAREHOLDER ACCOUNTS

Issuance of Shares

All purchases accepted by the Master Fund are accepted at the end of the month, and the NAV of Shares is determined as of the close of business on the last day of that month. Purchases accepted by the Master Fund become effective as of the opening of business on the first calendar day of the month based on the previous month-end NAV of the Master Fund Shares.

Prior to the end of each month, the Master Fund receives Shareholder contributions with an effective subscription date of the first day of the following month. The Master Fund, in turn, makes contributions to certain Portfolio Funds, which have effective subscription dates of the first day of the following month.  These amounts are reported as "Subscriptions received in advance" and "Investments made in advance", respectively.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

The Master Fund reserves the right to reject in whole or in part, in its sole discretion, any request to purchase Shares at any time.

Repurchase of Shares

No Shareholder will have the right to require the Master Fund to redeem his, her or its Shares (or any portion thereof). The Master Fund from time to time may offer to repurchase Shares pursuant to written tenders by the Shareholders. These repurchases are made at such times and on such terms as may be determined by the Board from time to time in its sole discretion.  With respect to any future repurchase offer, Shareholders tendering Shares for repurchase must do so by a date specified in the notice describing the terms of the repurchase offer, which will generally be approximately 75 days prior to the date that the Shares to be repurchased are valued by the Master Fund (the “Valuation Date”). The Master Fund may elect to repurchase less than the full amount that a Shareholder requests to be repurchased. If a repurchase offer is oversubscribed by Shareholders who tender Shares, the Master Fund may repurchase a pro rata portion of the Shares tendered by each Shareholder, extend the repurchase offer, or take any other action with respect to the repurchase offer permitted by applicable law. In addition, the Master Fund has the right to repurchase Shares of Shareholders if the Master Fund determines that the repurchase is in the best interest of the Master Fund or upon the occurrence of certain events specified in the Master Fund’s Declaration of Trust.

(k)	DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends will generally be paid at least annually on the Master Fund’s Shares in amounts representing substantially all of the net investment income, if any, earned each year. Payments will vary in amount, depending on investment income received and expenses of operation. It is likely that many of the Portfolio Funds in whose securities the Master Fund invests will not pay any dividends, and this, together with the Master Fund’s expenses, means that there can be no assurance the Master Fund will have substantial income or pay dividends.

It is anticipated that any gains or appreciation in the Master Fund’s investments will be treated as ordinary income or long term capital gains. Such amounts will generally be distributed at least annually and such distributions would be taxed as ordinary income dividends or long term capital gains to Shareholders that are subject to tax.

It is anticipated that substantially all of any taxable net capital gain realized on investments will be paid to Shareholders at least annually. The NAV per share (or portion thereof) that a Shareholder owns will be reduced by the amount of the distributions or dividends that the Shareholder actually or constructively receives from that share (or portion thereof).

Pursuant to a dividend reinvestment plan established by the Master Fund (the “Dividend Reinvestment Plan”), each Shareholder will automatically be a participant under the Dividend Reinvestment Plan and have all income distributions, whether dividend distributions and/or capital gains distributions, automatically reinvested in additional Shares. Election not to participate in the Dividend Reinvestment Plan and to receive all income distributions, whether dividend distributions or capital gain distributions, in cash may be made by notice to a Shareholder’s intermediary (who should be directed to inform the Master Fund). A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 95 days prior to a distribution, the request will be effective only with respect to distributions after the 95-day period. A Shareholder whose Shares are registered in the name of a nominee (such as an Intermediary) must contact the nominee regarding its status under the Dividend Reinvestment Plan, including whether such nominee will participate on such Shareholder’s behalf as such nominee will be required to make any such election.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the Dividend Reinvestment Plan will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the Dividend Reinvestment Plan.

Shares will be issued pursuant to the dividend reinvestment plan at their NAV determined on the next valuation date following the record date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. A request must be received by the Master Fund before the record date to be effective for that dividend or capital gain distribution. The Master Fund may terminate the Dividend Reinvestment Plan at any time upon written notice to the participants in the Dividend Reinvestment Plan. The Master Fund may amend the Dividend Reinvestment Plan at any time upon 30 day’s written notice to the participants. Any expenses of the Dividend Reinvestment Plan will be borne by the Master Fund.

(3)	INVESTMENTS

The Master Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly or investments that can be fully redeemed at the NAV in the “near term”. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Master Fund invests in Portfolio Funds, and classifies those investments as Level 2 or Level 3 depending on the Master Fund’s ability to redeem its interest in the near term.  Portfolio Fund investments for which the Master Fund can liquidate its investment within 90 days are classified as Level 2.

The following are the classes of investments grouped by the fair value hierarchy for those investments measured at fair value on a recurring basis at March 31, 2014. The Portfolio Funds below were valued using the NAV as the practical expedient:

Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments in Portfolio Funds
Equity Long/Short Strategy	$-	$11,365,294	$-	$11,365,294
Equity Market-Neutral Strategy	-	5,806,947	-	5,806,947
Fixed-Income Relative Value Strategy	-	4,924,655	-	4,924,655
Global Macro Strategy	-	6,674,614	-	6,674,614
Multi-Strategy	-	3,267,490	-	3,267,490
Total Investments in Portfolio Funds	-	32,039,000	-	32,039,000

Cash Equivalents
Money Market Fund	158,542	-	-	158,542
Total Investments in Portfolio Funds
and Cash Equivalents	$158,542	$32,039,000	$-	$32,197,542

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period.  From August 1, 2013 (commencement of operations) to March 31, 2014, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.  Transfers between Levels 2 and 3 in the fair value hierarchy generally relate to changes in liquidity provisions of the Portfolio Funds.

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with netting

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11. ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards Codification.

The Master Fund is not required to disclose the applicable requirements of this accounting standard in its Notes to Financial Statements due to not directly investing in derivatives and other financial instruments. As such, no additional disclosures have been made on behalf of the Master Fund.

(4)	INVESTMENT RISKS AND UNCERTAINTIES

Portfolio Funds consist of non-traditional, not readily marketable investments, some of which may be structured as offshore limited partnerships, venture capital funds, hedge funds, private equity funds and common trust funds. The underlying investments of such funds, whether invested in stock or other securities, are generally not currently traded in a public market and typically are subject to restrictions on resale. Values determined by Portfolio Fund Managers and general partners of underlying securities that are thinly traded or not traded in an active market may be based on historical cost, appraisals, a review of the investees’ financial results, financial condition and prospects, together with comparisons to similar companies for which quoted market prices are available or other estimates that require varying degrees of judgment.

Investments are carried at fair value provided by the respective Portfolio Fund Managers. Because of the inherent uncertainty of valuations, the estimated fair values may differ from the values that would have been used had a ready market for such investments existed or had such investments been liquidated, and those differences could be material.

(5)	CONCENTRATION, LIQUIDITY AND OFF-BALANCE SHEET RISK

The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in actively traded securities, illiquid securities, derivatives and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

Various risks are also associated with an investment in the Master Fund, including risks relating to the fund-of-funds structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity, as described below.

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

Redemption restrictions exist for Portfolio Funds whereby the Portfolio Fund Managers may suspend redemption either in their sole discretion or other factors. Such factors include the magnitude of redemptions requested, portfolio valuation issues or market conditions.

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swap contracts. The Master Fund's risk of loss in these Portfolio Funds is limited to the value of its own investments reported in these financial statements by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

(6)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

Under the terms of the Investment Management Agreement between the Investment Manager and the Master Fund, the Investment Manager is entitled to receive a management fee at an annualized rate, based on the month-end net assets of the Master Fund of 1.25%, accrued and payable monthly. Since the commencement of operations on August 1, 2013 through March 31, 2014, the Master Fund incurred $155,419 in management fees.

(b)	OPERATING SERVICES FEE

The Master Fund pays to the Investment Manager, as compensation for the services provided by the Investment Manager and its agents under the Operating Services Agreement, an annualized fee of 0.15%, which is paid monthly, based on the month-end net assets of the Master Fund. Since the commencement of operations on August 1, 2013 through March 31, 2014, the Master Fund incurred $18,653 in operating services fees.

(7)	COMPENSATION FOR TRUSTEES

The independent Trustees are paid annual compensation for service on the Board and its Committees in an annual amount of $15,000 each. Such compensation encompasses attendance and participation at Board and Committee meetings, including telephonic meetings, if any. There are currently two independent Trustees. The Audit Committee Chairman and the Audit Committee Financial Expert also receives an annual amount of $15,000. In the interest of recruiting and retaining independent Trustees of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate. In addition, through the Operating Services Agreement, the Investment Manager reimburses each independent Trustee for travel and other expenses incurred in connection with attendance at such meetings. Other Officers (apart from the CCO) and Trustees of the Master Fund who are “interested persons” by virtue of their affiliation with the Investment Manager receive no compensation in such role.

(8)	INVESTMENT TRANSACTIONS

Since the commencement of operations on August 1, 2013 through March 31, 2014 (excluding short-term securities), the aggregate purchases of investments were $30,100,000 and

Steben Select Multi-Strategy Master Fund

Notes to Financial Statements (continued)
March 31, 2014

sales of investments were $0. The Master Fund did not purchase long-term U.S. Government securities as a part of its investment strategy since the commencement of operations on August 1, 2013 through March 31, 2014.

(9)	SUBSEQUENT EVENTS

The Master Fund offered to repurchase Shares in an amount up to 20% of the net assets of the Master Fund, calculated as of June 30, 2014 (the “Repurchase Valuation Date”), and each Share tendered for repurchase will be purchased at the net asset value per Share calculated on that date.  Shareholders desiring to tender Shares for repurchase had to do so by 12:00 midnight, Eastern Time on April 28, 2014 (the “Notice Date”).  Shareholders had the right to change their minds and withdraw any tenders of their Shares until 12:00 midnight, Eastern Time on April 28, 2014 (the “Expiration Date”).  If the Master Fund accepts the tender of the Shareholder’s Shares, the Master Fund will make payment for the Shares it repurchases within 30 days of the Repurchase Valuation Date.

        The Master Fund has adopted financial reporting rules regarding subsequent events, which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Master Fund’s related events and transactions that occurred subsequent to March 31, 2014 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Steben Select Multi-Strategy Master Fund

Financial Highlights

	For the Period
	August 1, 2013
(Commencement of Operations)
	through
	March 31, 2014

PER SHARE OPERATING PERFORMANCE
Net Asset Value, beginning of period	$10.00

Income (loss) from investment operations:
Net Investment Loss	(0.10	) (1)(4)
Net Unrealized Gain on Investments	1.04
Total From Investment Operations	0.94
Less distributions:

From net investment income	(0.14)

Net Asset Value, end of period	$10.80

TOTAL RETURN	9.35	% (5)

RATIOS/SUPPLEMENTAL DATA

Net Assets, end of period ($000's)	$32,160

Portfolio Turnover	0.00	% (5)

Ratio of Net Investment Loss to Average Net Assets	(1.40	)% (2)(6)

Ratio of Expenses to Average Net Assets	1.40	% (2)(3)(6)

(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

(2) Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period.

(3) The ratio of expenses to average net assets does not include expenses of the Portfolio Funds that are paid indirectly by the Master Fund as a result of its ownership of the Portfolio Funds.

(4) Due to the timing of capital share transactions, the per share amount of loss from investment operations varies from amounts shown in the statement of operations.

(5) Not Annualized.

(6) Annualized.

See accompanying notes to financial statements

Approval of Investment Management Agreement (Unaudited)

Overview  |  At an organizational meeting held on July 18, 2013, the Board of Trustees for the Steben Select Multi-Strategy Master Fund (“Master Fund”), including its independent Trustees, approved the investment management agreement (the “Agreement”) between the Master Fund and Steben & Company, Inc. (“Investment Manager” or “Steben”).

In preparation for review of the Agreement, the Board requested the Investment Manager provide substantial and detailed information which the Board determined to be reasonably necessary to evaluate the Agreement.  The Investment Manager provided information relevant to the approval of the Agreement, including: (1) the nature and extent of the advisory and other services to be provided to the Master Fund by Steben; (2) Steben’s experience and personnel; (3) Steben’s financial condition; (4) information regarding the underlying Portfolio Funds, including their past performance; (5) the proposed advisory fee rates for the Master Fund; (6) benefits to be realized by Steben; and (7) the estimated profits and losses to Steben under the Agreement.  The Board also received a presentation by the proposed portfolio management and research and due diligence teams addressing Steben’s investment philosophies, investment strategies, personnel and operations as they relate to the Master Fund.

The Trustees used this information, as well as other information that the Investment Manager and other service providers submitted to the Board, to help them decide whether to approve the Agreement. The Board posed questions to various management personnel of Steben regarding certain key aspects of the materials submitted in support of the approval of the Agreement. The Board also received a detailed memorandum from K&L Gates, counsel to the independent Trustees, regarding the responsibilities of the Board members in connection with their consideration of the Agreement.

With respect to the approval of the Agreement, the Board considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Master Fund, including, but not limited to: (1) the nature, extent and quality of services to be provided to the Master Fund; (2) the investment performance of the underlying Portfolio Funds; (3) the costs of the services to be provided to the Master Fund and the expected profits and losses to be realized by Steben from its relationship with the Master Fund; (4) the extent to which economies of scale will be realized as the Master Fund grows; (5) whether the level of fee rates reflects those economies of scale for the benefit of Master Fund investors; (6) comparisons of services and fees with contracts entered into by Steben with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by Steben from its relationship with the Master Fund.

As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Agreement and the fees provided therein with respect to the Master Fund should be approved. The Board was advised by independent legal counsel with respect to its deliberations regarding the approval of the Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Agreement. The determination to approve the Agreement was made on the basis of each Trustee’s business judgment after consideration of all the information presented. It is important to recognize that individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

Nature, Extent and Quality of Advisory Services  |  The Board reviewed Steben’s investment strategies for the Master Fund. The Board considered that Steben will be responsible for making investment decisions on behalf of the Master Fund and noted Steben’s robust due diligence process and team to evaluate underlying Portfolio Funds.  In this connection, the Board considered information regarding the background and experience of key investment personnel; Steben’s focus on complex asset categories; Steben’s experience as a sponsor of multi-manager alternative investment products; the depth and experience Steben personnel have in investment and operational due diligence; Steben’s investment process, analysis and monitoring of the underlying Portfolio Funds; the Investment Manager’s significant compliance and tax reporting effort; and Steben’s oversight of sales.  The Board also considered financial information regarding Steben.

The Board considered that Steben will be responsible for oversight of compliance with the Master Fund’s policies and objectives, oversight of the Master Fund’s compliance with applicable law, and implementation of Board directives as they relate to the Master Fund.  The Board noted that Steben would oversee and interact with the Master Fund’s service providers.

The Board concluded that the nature, extent and quality of the management and advisory service to be provided were appropriate and thus supported a decision to approve the Agreement.

Investment Performance  |  With respect to the Master Fund, the Board considered the performance of each of the intended initial underlying Portfolio Funds and various indices.  On the basis of the Board’s assessment, the Board concluded that the Investment Manager was capable of generating a level of investment performance that is appropriate in light of the Master Fund’s investment objectives, policies and strategies.

Costs of Advisory Services and Level of Profitability  |  The Board considered the proposed advisory fee rate payable by the Master Fund to Steben under the Agreement, comparisons to the advisory fee rates of comparable funds, comparisons to the fee rate Steben receives on its pooled funds, the projected expense ratio of the Master Fund and the expense ratio of comparable funds.  In addition, the Board noted the proposed operating agreement between the Master Fund and Steben would serve as a contractual expense limitation.

The Board evaluated the Investment Manager’s projected costs, profits and losses in providing services to the Master Fund.  The Board noted that Steben projected losses relating to the services it will provide to the Master Fund.  In analyzing the cost of services and profitability of the Investment Manager, the Board considered the potential revenues earned and expenses, noting that the analysis necessarily was based on estimates and projections of Master Fund asset accumulation, and that the Board would be able to make a much more complete assessment following the commencement of actual operations following the initial two-year period of the Agreement.  The Board took into account the significant investment by and cost to the Investment Manager regarding service infrastructure to support the Master Fund and its investors.

On the basis of the Board’s review of the fees to be charged by the Investment Manager for investment advisory and related services, the relatively unique, and highly specialized nature of the Master Fund’s investment program, the Investment Manager’s financial information, and the estimated costs associated with managing the Master Fund, the Board concluded that the level of investment management fees is appropriate in light of the services to be provided, the management fees and estimated overall expense ratios of comparable investment companies, and the cap on expenses established by an operating services agreement.

Economies of Scale  |  While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees are reasonable, reflect the Master Fund’s complex operations, and that the Master Fund is initially organized and starting up operations. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund have achieved economies of scale, as well as the appropriateness of management fees payable to the Investment Manager, in the future.

Benefits  |  In evaluating compensation, the Board considered other benefits that may be realized by the Investment Manager from its relationship with the Master Fund.  In this connection, the Board noted, among other things, that Steben will receive compensation through an operating services agreement and pay all of the Master Fund’s operating expenses.  The Board noted that the Investment manager would not realize “soft dollar” benefits from its relationship with the Master Fund.  The Board concluded that other benefits derived by the Investment Manager from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and its investors, and are consistent with industry practice and the best interests of the Master Fund and its shareholders.

Other Considerations  |  The Board determined that the Investment Manager has made a substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and as well as the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its shareholders.

Trustee and Officer Information (Unaudited)

The Master Fund’s operations are managed under the direction and oversight of the Master Fund’s Board.  Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board.  The Board appoints officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board.  Biographical information for the current Trustees and Officers, including age, principal occupations for the past five years, the length of time served as Trustee, the number of portfolios overseen in the complex of funds advised by the Investment Manager (“SCI Advised Funds”) and any public Director/ Trusteeships is set forth below.  The Statement of Additional Information includes additional information about Trustees and Officers and is available, without charge by visiting www.steben.com.

Independent Trustees*

Name and Age	Position(s) with Master Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in SCI Advised Fund Complex Overseen by Trustee	Other Directorships During the Past 5 Years
George W. Morriss# Age: 66	Trustee (Since 2013)	Adjunct Professor, Columbia University School of International and Public Affairs, since October 2012; formerly, Executive Vice President and Chief Financial Officer, People’s Bank, Connecticut (a financial services company), from 1991 to 2001.	3

Trustee of Neuberger & Berman Funds complex (which consists of 55 funds), since 2007; formerly, Manager, Larch Lane Multi-Strategy Fund complex (which consisted of three funds), 2006 to 2011; formerly, Member, NASDAQ Issuers’ Affairs Committee, 1995 to 2003; Steben Alternative Investment Funds (Investment Company), (one fund).

Name and Age	Position(s) with Master Fund	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in SCI Advised Fund Complex Overseen by Trustee	Other Directorships During the Past 5 Years
Mark E. Schwartz# Age: 66	Trustee (Since 2013)	President, TriCapital Advisors, Inc., since 2006.	3	Steben Alternative Investment Funds (Investment Company) (one fund).
Interested Trustees*
Kenneth E. Steben** Age: 59	Trustee and Chief Executive Officer (Since 2013)	President and Chief Executive Officer since 1989 of Steben & Company, Inc.	3	Steben Alternative Investment Funds (Investment Company) (one fund).

*  There is no stated term of office for the Master Fund’s Trustees.  Each Trustee serves until his or her successor is elected and qualifies or until his or her death, resignation, or removal as provided in the Declaration of Trust, Bylaws or by statute.

**  Mr. Steben is an “interested person”, as defined in the Investment Company Act, due to his position as President and Chief Executive Officer of the Investment Manager.

#  Member of the Audit Committee and the Governance and Nominating Committee.

Officers of the Master Fund Who Are Not Trustees

Name and Age	Position(s) with the Master Fund	Principal Occupation(s) During the Past 5 Years
Francine J. Rosenberger Age: 46	Chief Compliance Officer (“CCO”) and Secretary (Since 2013)	General Counsel, SCI, since January 2013; Partner, K&L Gates LLP (law firm) from 2003 to January 2013.
Carl Serger Age: 54	Chief Financial Officer (Since 2013)

Chief Financial Officer, SCI, since December 2009; Senior VP, CFO and COO, Peracon, Inc. (electronic transactions platform) from 2007 to 2009; Independent Consultant in 2007; Senior VP and CFO, Ebix (software company) from 2006 to 2007; CFO, Senior VP and Treasurer, Finetre Corporation (financial technology platform company) from 1999 to 2006.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information on how the Master Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 after commencement of operations will be available on Form N-PX without charge by calling 1-800-726-3400, or on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Disclosure

The Master Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  George Morriss is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the period January 2, 2014 (commencement of operations) through March 31, 2014. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “All other fees” refer to the aggregate fees billed for products and services provided by the principal accountant other than “Audit fees”, “Audit-related fees” and “Tax fees”. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/2014	FYE 3/31/2013
Audit Fees	$18,000	N/A
Audit-Related Fees	$4,000	N/A
Tax Fees	$0	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2014	FYE 3/31/2013
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2014	FYE 3/31/2013
Registrant	$0	N/A
Registrant’s Investment Adviser	$0	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests substantially all of its investable assets in the Master Fund. The Master Fund invests a substantial portion of its assets in securities of Portfolio Funds. These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, Steben & Company, Inc. (the “Investment Manager”) and/or the Master Fund may, under some circumstances, receive proxies from certain Portfolio Funds and other issuers. The Board of Trustees has delegated to the Investment Manager authority to vote all proxies relating to the Fund’s or Master Fund’s portfolio securities pursuant to the Statement of Policies and Procedures for Proxy Voting set out in the Fund’s Registration Statement filed November 27, 2013. Information on how the Fund and the Master Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ending June 30, 2014 will be available on Form N-PX without charge by calling 800-726-3400, or on the SEC’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Investment Committee Member / Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000’s omitted)	# of Accounts Managed for which Advisory Fee is Based on Performance	Total Assets for which Advisory Fee is Based on Performance (000,000’s omitted)
Kenneth E. Steben	Registered Investment Companies	2	$33.9	0	$0
	Other Pooled Investment Vehicles	4	$890	0	$0
	Other Accounts	0	$0	0	$0
Michael Bulley	Registered Investment Companies	2	$33.9	0	$0
	Other Pooled Investment Vehicles	4	$890	0	$0
	Other Accounts	0	$0	0	$0
John Dolfin	Registered Investment Companies	2	$33.9	0	$0
	Other Pooled Investment Vehicles	4	$890	0	$0
	Other Accounts	0	$0	0	$0
Basak Akiska	Registered Investment Companies	2	$33.9	0	$0
	Other Pooled Investment Vehicles	4	$890	0	$0
	Other Accounts	0	$0	0	$0

Biographical Information
Kenneth E. Steben is the President and Chief Executive Officer of the Investment Manager. Mr. Steben received his Bachelor’s Degree in Interdisciplinary Studies, with a concentration in Accounting in 1979 from Maharishi University of Management. He holds his Series 3, 5, 7, 24, 63 and 65 FINRA licenses, and has been a CFTC listed Principal and registered as an Associated Person of the Investment Manager since March 15, 1989.

Michael D. Bulley is Senior Vice President of Research and Risk Management, and a Director. He received his Bachelor’s degree in Electrical Engineering from the University of Wisconsin – Madison in 1980 and his Master’s in Business Administration with a concentration in Finance from Johns Hopkins University in 1998. Mr. Bulley is a CAIASM designee and Member of the Chartered Alternative Investment Analyst Association®. Mr. Bulley joined the Investment Manager in November 2002, and holds Series 3, 7, 28 and 30 FINRA licenses. Mr. Bulley has been a CFTC listed Principal since February 11, 2003 and registered as an Associated Person of the Investment Manager since January 18, 2003.

John Dolfin is Director of Research at the Investment Manager. Mr. Dolfin earned a Bachelor’s degree in Philosophy, Politics and Economics from Oxford University in 1993, and a Masters in Economics from Yale University in 1996. Previously, he served as Director and Head of Macro and CTA Strategies at Merrill Lynch Wealth Management, a financial advisory firm, from July 2006 to June 2010.  More recently, he served as Managing Director in the Liquid Strategies Group at SAFANAD Inc., an investment management firm, from June 2010 to February 2011.  From March to July 2011, he was engaged in various personal projects. Mr. Dolfin has been a CFA charter holder since 2005 and has been a CFTC listed Principal of the Investment Manager since July 2, 2012.

Basak Akiska is Director of Operational Due Diligence at the Investment Manager. Ms. Akiska earned a Bachelor’s degree in Management from University of Massachusetts Amherst in 1999 and a Masters in Accounting from University of Virginia in 2000. Previously, she served as Senior Due Diligence Analyst at FRM/MAN Investments, a financial advisory firm, from June 2006 to February 2013. Prior to that, Ms. Akiska served as an Internal Audit Manager at XL Capital, and as an Audit Manager at Ernst & Young LLP., an independent public accounting firm. Ms. Akiska acquired her CPA license in 2004 (currently inactive).

Securities Ownership of Investment Committee Members

The table below shows the dollar range of the shares of the Fund beneficially owned as of March 31, 2014 by each Investment Committee Member.

Investment Committee Member	Dollar Range of Fund Shares Owned
Kenneth E. Steben	$100,001 to $500,000
Michael Bulley	$0
John Dolfin	$0
Basak Akiska	$0

Conflicts of Interest of the Investment Manager

As an investment adviser and fiduciary, the Investment Manager owes its clients and shareholders an undivided duty of loyalty. The Investment Manager recognizes that conflicts of interest are inherent in its business and accordingly has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including the Fund, and allocating investment opportunities. Investment professionals, including the Portfolio Managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. The Investment Manager places the interests of its clients first and expects all of its employees to meet their fiduciary duties.

Employee Personal Trading. The Investment Manager has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Investment Manager own, buy or sell securities that may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Ethics, the Investment Manager permits its employees to engage in personal securities transactions, and also allows them to acquire investments in certain funds managed by the Investment Manager. The Investment Manager’s Code of Ethics requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Investment Manager.

Managing Multiple Accounts for Multiple Clients. The Investment Manager has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. These conflicts increase where, as here, an investment professional receives performance-based compensation from some accounts but not from others, or receives asset-based compensation from accounts with different advisory fees. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies and unregistered investment vehicles, such as hedge funds. Among other things, investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is generally not tied specifically to the performance of any particular client’s account, nor is it generally tied directly to the level or change in level of assets under management.

Allocating Investment Opportunities. The investment professionals at the Investment Manager routinely are required to select and allocate investment opportunities among accounts. The Investment Manager has adopted policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities (e.g., on a rotational basis), and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, access to Portfolio Funds or other investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

The Investment Manager’s procedures are also designed to address potential conflicts of interest that may arise when the Investment Manager has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Investment Manager could share in investment gains.

Performance Fees. An Investment Committee Member may advise certain accounts with respect to which advisory fees are based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Investment Committee Members

The Investment Manager’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for the Investment Manager’s clients, including shareholders of the Fund. Except as described below, investment professionals do not receive any direct compensation based upon the investment returns of any individual client account.

Mr. Steben indirectly owns equity interests in the Investment Manager. He receives a salary and distributions based on profits of the Investment Manager. As it relates to the Fund, the Master Fund and the Steben & Company Advised Fund Complex, Mr. Bulley is entitled to conditional compensation based on the size of the assets under management for certain funds and separately managed accounts. Mr. Bulley is paid a base salary and certain distributions on an annual basis. Mr. Dolfin receives his compensation based on the size of the Fund and of other funds managed by or for which the Investment Manager serves as general partner and the management and advisory fees charged thereon. He is also paid a salary. Ms. Akiska is paid a base salary and is eligible for a performance-based bonus annually. These individuals, among others, are responsible for the investment processes and management of the Investment Manager. Messrs. Steben, Bulley, Dolfin and Ms. Akiska believe that to the extent that they are successful in their investment endeavors, the greater the amount of assets over time and the more significant their compensation will be from the Investment Manager.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for the period January 2, 2014 (commencement of operations) through March 31, 2014.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has a nominating committee, consisting of Messrs. George Morriss and Mark Schwartz (the “Nominating Committee”). The Nominating Committee is responsible for the selection and nomination for appointment of candidates to serve as Trustees of the Trust. The Nominating Committee will review shareholders’ nominations to fill vacancies on the Board. Shareholders can submit recommendations in writing addressed to the attention of the chair of the Nominating Committee, 9711 Washingtonian Boulevard, Suite 400, Gaithersburg, Maryland 20878. A shareholder’s recommendation must include the following information about the nominee: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance.

With respect to the criteria the Nominating Committee uses for selecting nominees, a successful candidate should have certain uniform characteristics, such as a very high level of integrity, appropriate experience, and a commitment to fulfill the fiduciary duties inherent in Board membership. The Nominating Committee also will consider the extent to which potential candidates possess sufficiently diverse skill sets and diversity characteristics that would contribute to the Board’s overall effectiveness.

Item 11. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during the period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Steben Select Multi-Strategy Fund

By (Signature and Title) /s/ Kenneth E. Steben
                                           Kenneth E. Steben, Chief Executive Officer

Date   June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Kenneth E. Steben
                                           Kenneth E. Steben, Chief Executive Officer

Date   June 9, 2014

By (Signature and Title) /s/ Carl Serger
                                           Carl Serger, Chief Financial Officer

Date   June 9, 2014